STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock Warrants
Schedule of Warrants

				Weighted-
				Average
			Weighted-	Remaining
			Average	Contractual
	Number of	Exercise Price	Exercise	Term
	Shares	per Share	Price	(Years)
Warrants outstanding at January 1, 2023	28,161	$70.00	$70.00	3.15
Issued	2,585,923		6.01
Exercised	(71,429)		0.35
Expired	—
Warrants outstanding at December 31, 2023	2,542,655	$0.35 - $70.00	$6.89	4.43

Pre Funded Warrants
Schedule of Warrants

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2023	61,945	$0.35
Issued	—
Exercised	(358)
Expired	—
Pre-funded warrants outstanding at December 31, 2023	61,587	$0.35